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                  Allstate Life Insurance Company of New York

       ALLSTATE RETIREMENTACCESS VARIABLE ANNUITY B SERIES ("B SERIES") ALLSTATE RETIREMENTACCESS VARIABLE ANNUITY L SERIES ("L SERIES") ALLSTATE RETIREMENTACCESS VARIABLE ANNUITY X SERIES ("X SERIES")

                        Supplement dated July 29, 2009
                                      To
                         Prospectus dated May 1, 2009

This supplement should be read and retained with the prospectus for your Annuity. If you would like another copy of the prospectus, please call us at 1-877-234-8688.

In the section entitled "Expense Examples" appearing on page 11 of the prospectus, there are examples of expenses that you would pay for each Annuity at the end of the stated time periods under hypothetical assumptions described in the section. The tables of Expense Examples appearing at the bottom of the section are replaced in their entirety with the following revised tables:

If you surrender your Annuity at the end of the applicable time period:

                          1 yr         3 yrs       5 yrs       10 yrs
                      ------------  -----------  ----------  ----------
        B Series         $1,241       $2,152       $3,106      $5,003
        L Series         $1,317       $2,469       $3,548      $5,615
        X Series         $1,479       $2,561       $3,579      $5,316

If you annuitize your Annuity at the end of the applicable time period:/1/

                          1 yr         3 yrs       5 yrs       10 yrs
                      ------------  -----------  ----------  ----------
        B Series          N/A         $1,652       $2,806      $5,003
        L Series          N/A         $1,869       $3,148      $5,615
        X Series          N/A         $1,761       $2,979      $5,316

If you do not surrender your Annuity:

                          1 yr         3 yrs       5 yrs       10 yrs
                      ------------  -----------  ----------  ----------
        B Series          $541        $1,652       $2,806      $5,003
        L Series          $617        $1,869       $3,148      $5,615
        X Series          $579        $1,761       $2,979      $5,316
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/1/  You may not annuitize in the first Annuity Year.